ACQUISITIONS, DISPOSITIONS AND IMPAIRMENT CHARGES - Schedule of Property Acquisitions (Details)														2 Months Ended	12 Months Ended
	Nov. 10, 2016 USD ($) property_unit	Nov. 04, 2016 USD ($) property_unit	Sep. 19, 2016 USD ($) property_unit	Sep. 01, 2016 USD ($) property_unit	Aug. 15, 2016 USD ($) property_unit	May 31, 2016 USD ($) property_unit	May 11, 2016 USD ($) property_unit	May 06, 2016 USD ($) property_unit	Feb. 29, 2016 USD ($) property_unit	Feb. 01, 2016 USD ($) property_unit	Jan. 22, 2016 USD ($) property_unit	Nov. 18, 2015 USD ($) property_unit	Oct. 13, 2015 USD ($) property_unit	Dec. 09, 2016 USD ($) a property property_unit	Sep. 30, 2016 USD ($) property_unit	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Oct. 01, 2016 a property_unit
Acquisitions
No. of Units | property_unit															9,420
Property acquisition costs															$ 3,852,000	$ 1,885,000	$ 2,542,000
Joint ventures | Purchase of properties | Multi-family residential | Primary Beneficiary
Acquisitions
No. of Units | property_unit															3,336
Purchase Price															$ 318,680,000
Initial BRT Equity															73,895,000
Property acquisition costs															3,852,000
Joint ventures | Purchase of properties | N. Charleston, SC | Multi-family residential | Primary Beneficiary
Acquisitions
No. of Units | property_unit													271
Purchase Price													$ 3,625,000
Initial BRT Equity													$ 6,558,000
Ownership Percentage													65.00%
Property acquisition costs													$ 0
Joint ventures | Purchase of properties | LaGrange, GA | Multi-family residential | Primary Beneficiary
Acquisitions
No. of Units | property_unit												236
Purchase Price												$ 22,800,000
Initial BRT Equity												$ 6,824,000
Ownership Percentage												100.00%
Property acquisition costs												$ 57,000
Joint ventures | Purchase of properties | Katy, TX | Multi-family residential | Primary Beneficiary
Acquisitions
No. of Units | property_unit											268
Purchase Price											$ 40,250,000
Initial BRT Equity											$ 8,150,000
Ownership Percentage											75.00%
Property acquisition costs											$ 382,000
Joint ventures | Purchase of properties | Macon, GA | Multi-family residential | Primary Beneficiary
Acquisitions
No. of Units | property_unit										240
Purchase Price										$ 14,525,000
Initial BRT Equity										$ 3,250,000
Ownership Percentage										80.00%
Property acquisition costs										$ 158,000
Joint ventures | Purchase of properties | Southaven, MS (Location 1) | Multi-family residential | Primary Beneficiary
Acquisitions
No. of Units | property_unit									392
Purchase Price									$ 35,000,000
Initial BRT Equity									$ 5,856,000
Ownership Percentage									60.00%
Property acquisition costs									$ 413,000
Joint ventures | Purchase of properties | San Antonio, TX (Location 1) | Multi-family residential | Primary Beneficiary
Acquisitions
No. of Units | property_unit								288
Purchase Price								$ 35,150,000
Initial BRT Equity								$ 6,688,000
Ownership Percentage								65.00%
Property acquisition costs								$ 539,000
Joint ventures | Purchase of properties | Dallas, TX | Multi-family residential | Primary Beneficiary
Acquisitions
No. of Units | property_unit							494
Purchase Price							$ 37,000,000
Initial BRT Equity							$ 6,750,000
Ownership Percentage							50.00%
Property acquisition costs							$ 567,000
Joint ventures | Purchase of properties | Columbia, SC (Location 1) | Multi-family residential | Primary Beneficiary
Acquisitions
No. of Units | property_unit						204
Purchase Price						$ 17,000,000
Initial BRT Equity						$ 4,930,000
Ownership Percentage						80.00%
Property acquisition costs						$ 302,000
Joint ventures | Purchase of properties | Atlanta, GA (Location 2) | Multi-family residential | Primary Beneficiary
Acquisitions
No. of Units | property_unit					271
Purchase Price					$ 39,125,000
Initial BRT Equity					$ 10,769,000
Ownership Percentage					74.00%
Property acquisition costs					$ 577,000
Joint ventures | Purchase of properties | Southaven, MS (Location 2) | Multi-family residential | Primary Beneficiary
Acquisitions
No. of Units | property_unit				384
Purchase Price				$ 38,205,000
Initial BRT Equity				$ 6,060,000
Ownership Percentage				60.00%
Property acquisition costs				$ 347,000
Joint ventures | Purchase of properties | San Antonio, TX (Location 2) | Multi-family residential | Primary Beneficiary
Acquisitions
No. of Units | property_unit			288
Purchase Price			$ 36,000,000
Initial BRT Equity			$ 8,060,000
Ownership Percentage			72.00%
Property acquisition costs			$ 510,000
Joint ventures | Mortgages | Purchase of properties | Multi-family residential | Primary Beneficiary
Acquisitions
Acquisition Mortgage Debt															$ 238,212,000
Joint ventures | Mortgages | Purchase of properties | N. Charleston, SC | Multi-family residential | Primary Beneficiary
Acquisitions
Acquisition Mortgage Debt													$ 0
Joint ventures | Mortgages | Purchase of properties | LaGrange, GA | Multi-family residential | Primary Beneficiary
Acquisitions
Acquisition Mortgage Debt												$ 16,051,000
Joint ventures | Mortgages | Purchase of properties | Katy, TX | Multi-family residential | Primary Beneficiary
Acquisitions
Acquisition Mortgage Debt											$ 30,750,000
Joint ventures | Mortgages | Purchase of properties | Macon, GA | Multi-family residential | Primary Beneficiary
Acquisitions
Acquisition Mortgage Debt										$ 11,200,000
Joint ventures | Mortgages | Purchase of properties | Southaven, MS (Location 1) | Multi-family residential | Primary Beneficiary
Acquisitions
Acquisition Mortgage Debt									$ 28,000,000
Joint ventures | Mortgages | Purchase of properties | San Antonio, TX (Location 1) | Multi-family residential | Primary Beneficiary
Acquisitions
Acquisition Mortgage Debt								$ 26,400,000
Joint ventures | Mortgages | Purchase of properties | Dallas, TX | Multi-family residential | Primary Beneficiary
Acquisitions
Acquisition Mortgage Debt							$ 27,938,000
Joint ventures | Mortgages | Purchase of properties | Columbia, SC (Location 1) | Multi-family residential | Primary Beneficiary
Acquisitions
Acquisition Mortgage Debt						$ 12,934,000
Joint ventures | Mortgages | Purchase of properties | Atlanta, GA (Location 2) | Multi-family residential | Primary Beneficiary
Acquisitions
Acquisition Mortgage Debt					$ 27,375,000
Joint ventures | Mortgages | Purchase of properties | Southaven, MS (Location 2) | Multi-family residential | Primary Beneficiary
Acquisitions
Acquisition Mortgage Debt				$ 30,564,000
Joint ventures | Mortgages | Purchase of properties | San Antonio, TX (Location 2) | Multi-family residential | Primary Beneficiary
Acquisitions
Acquisition Mortgage Debt			$ 27,000,000
Subsequent Event
Acquisitions
Number of properties acquired | property														3
Area of real estate property | a														5.8				5.8
Number of units in real estate property to be constructed | property_unit														339				339
Subsequent Event | Purchase of properties
Acquisitions
No. of Units | property_unit														933
Subsequent Event | Joint ventures | Purchase of properties | Multi-family residential | Primary Beneficiary
Acquisitions
No. of Units | property_unit														933
Purchase Price														$ 102,705,000
Initial BRT Equity														23,055,000
Property acquisition costs														714,000
Subsequent Event | Joint ventures | Purchase of properties | Fredricksburg, VA | Multi-family residential | Primary Beneficiary
Acquisitions
No. of Units | property_unit		220
Purchase Price		$ 38,490,000
Initial BRT Equity		$ 8,720,000
Ownership Percentage		80.00%
Property acquisition costs		$ 643,000
Subsequent Event | Joint ventures | Purchase of properties | Columbia, SC (Location 2) | Multi-family residential | Primary Beneficiary
Acquisitions
No. of Units | property_unit	374
Purchase Price	$ 58,300,000
Initial BRT Equity	$ 5,670,000
Ownership Percentage	32.00%
Property acquisition costs	$ 71,000
Subsequent Event | Joint ventures | Purchase of properties | Columbia, SC (Location 3) | Multi-family residential | Primary Beneficiary
Acquisitions
No. of Units | property_unit	339
Purchase Price	$ 5,915,000
Initial BRT Equity	$ 8,665,000
Ownership Percentage	46.00%
Property acquisition costs	$ 0
Subsequent Event | Joint ventures | Mortgages | Purchase of properties | Multi-family residential | Primary Beneficiary
Acquisitions
Acquisition Mortgage Debt														$ 70,940,000
Subsequent Event | Joint ventures | Mortgages | Purchase of properties | Fredricksburg, VA | Multi-family residential | Primary Beneficiary
Acquisitions
Acquisition Mortgage Debt		$ 29,940,000
Subsequent Event | Joint ventures | Mortgages | Purchase of properties | Columbia, SC (Location 2) | Multi-family residential | Primary Beneficiary
Acquisitions
Acquisition Mortgage Debt	41,000,000
Subsequent Event | Joint ventures | Mortgages | Purchase of properties | Columbia, SC (Location 3) | Multi-family residential | Primary Beneficiary
Acquisitions
Acquisition Mortgage Debt	$ 0